GENERAL (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
Xora Inc [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure		$ 5,771
Xora Inc [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure		403
Finite-Lived Intangible Asset, Useful Life		5 years
Xora Inc [Member] | Technology [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure		2,991
Finite-Lived Intangible Asset, Useful Life		6 years 6 months
Xora Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure		$ 2,377
Finite-Lived Intangible Asset, Useful Life		2 years 6 months